Intangible assets, net	12 Months Ended
Dec. 31, 2022
Intangible assets, net
Intangible assets, net

9. Intangible assets, net

Intangible assets consists of the following:

		As of December 31, 2022
	Weighted-
	average	Gross			Net
	amortization	carrying	Accumulated	Impairment	carrying
	period	amount	amortization	amount	amount
	Year	RMB	RMB	RMB	RMB
Customer relationship	3-5.5	3,540	(1,971)	(1,569)	—
Software	3	4,836	(4,144)	(167)	525
Brand	8-10	5,033	(1,630)	(2,100)	1,303
Backlog	3	800	(800)	—	—
License	15	22,340	(3,954)	(3,600)	14,786
Crypto assets	—	4,010	—	(2,285)	1,725
Total		40,559	(12,499)	(9,721)	18,339

		As of December 31, 2021
	Weighted-
	average	Gross			Net
	amortization	carrying	Accumulated	Impairment	carrying
	period	amount	amortization	amount	amount
	Year	RMB	RMB	RMB	RMB
Technology	8.5	71,000	(11,137)	(59,863)	—
Customer relationship	3-5.5	26,326	(7,059)	(18,030)	1,237
Non-compete agreement	5.5	28,900	(7,006)	(21,894)	—
Software	3	5,743	(4,157)	(833)	753
Brand	8-10	4,844	(1,086)	—	3,758
Backlog	3	800	(793)	—	7
License	15	22,226	(2,706)	(3,600)	15,920
Total		159,839	(33,944)	(104,220)	21,675

Amortization expenses were RMB 4,209, RMB3,619 and RMB2,657 for the years ended December 31, 2020, 2021 and 2022, respectively.

The impairment loss of intangible assets were RMB 4,328, nil and RMB5,377 for the years ended December 31, 2020, 2021 and 2022, respectively.

As of December 31, 2022, expected amortization expense relating to the existing intangible assets for each of the next five years and thereafter is as follows:

Amount
RMB
2023	1,641
2024	1,641
2025	1,627
2026	1,519
2027	1,426
Thereafter	8,760
16,614